Stock-Based Compensation (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	0
SARs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend accrual compensation expense	$ 10
SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized dividend accretion and interest	$ 1	$ 1	$ 2